PIMCO Funds

Supplement Dated December 30, 2013 to the

Credit Bond Funds – Institutional Class, Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R Prospectus (the “Prospectus”) dated July 31, 2013,

as supplemented from time to time

Disclosure Related to the PIMCO Senior Floating Rate Fund and the

PIMCO High Yield Spectrum Fund

Effective January 1, 2014, the PIMCO Senior Floating Rate Fund’s broad-based securities market index is the J.P. Morgan BB/B Leveraged Loan Index. Accordingly, the following changes are made.

Effective January 1, 2014, the first sentence of the fifth paragraph of the “Principal Investment Strategies” section of the PIMCO Senior Floating Rate Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of the Fund will normally vary within one year (plus or minus) of the portfolio duration of the securities comprising the J.P. Morgan BB/B Leveraged Loan Index, as calculated by PIMCO, which was less than 1 year as of November 30, 2013.

Additionally, effective January 1, 2014, the first sentence of the second paragraph of the “Performance Information” section of the PIMCO Senior Floating Rate Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

Effective January 1, 2014, the Fund’s broad-based securities market index is the J.P. Morgan BB/B Leveraged Loan Index. The J.P. Morgan BB/B Leveraged Loan Index is designed to mirror the investable universe of USD institutional leveraged loans, excluding the most aggressively rated loans and non-rated loans. The J.P. Morgan BB/B Leveraged Loan Index is a subset of the broader Leveraged Loan Index, and as such follows all of the same inclusion rules, loan selection methodology and the rebalance process, with the sole exception being the tranche rating criteria. The Fund’s new broad-based securities market index was selected as its use is more closely aligned with the Fund’s principal investment strategies. Prior to January 1, 2014, the Fund’s primary benchmark was the Credit Suisse Institutional Leveraged Loan Index.

Additionally, effective January 1, 2014, the following disclosure is added above the row relating to the Credit Suisse Institutional Leveraged Loan Index in the Average Annual Total Returns table in the “Performance Information” section of the PIMCO Senior Floating Fund’s Fund Summary in the Prospectus:

	1 Year	Since Inception (04/29/2011)
J.P. Morgan BB/B Leveraged Loan Index (reflects no deductions for fees, expenses or taxes)	8.63%	4.45%

In addition, effective January 1, 2014, the PIMCO High Yield Spectrum Fund’s broad-based securities market index is the BofA/Merrill Lynch Developed Markets High Yield Constrained (USD Hedged) Index. Accordingly, the following changes are made.

Effective January 1, 2014, the fourth sentence of the first paragraph of the “Principal Investment Strategies” section of the PIMCO High Yield Spectrum Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of the Fund normally varies within one year (plus or minus) of the portfolio duration of the securities comprising the BofA/Merrill Lynch Developed Markets High Yield Constrained (USD Hedged) Index (the “Benchmark”), as calculated by PIMCO, which as of November 30, 2013 was 3.71 years.

Additionally, effective January 1, 2014, the last sentence of the first paragraph of the “Principal Investment Strategies” section of the PIMCO High Yield Spectrum Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to within 10% (plus or minus) of the Benchmark’s foreign currency exposure, which as of November 30, 2013 was 0%.

Additionally, effective January 1, 2014, the following is included before the first sentence of the second paragraph of the “Performance Information” section of the PIMCO High Yield Spectrum Fund’s Fund Summary in the Prospectus:

Effective January 1, 2014, the Fund’s broad-based securities market index is the BofA/Merrill Lynch Developed Markets High Yield Constrained (USD Hedged) Index. The BofA/Merrill Lynch Developed Markets High Yield Constrained (USD Hedged) Index is a subcomponent of the BofA Merrill Lynch Global High Yield Constrained (USD Hedged) Index that excludes all non-developed countries. The Fund’s new broad-based securities market index was selected as its use is more closely aligned with the Fund’s principal investment strategies. Prior to January 1, 2014, the Fund’s primary benchmark was the BofA Merrill Lynch Global High Yield Constrained (USD Hedged) Index.

Additionally, effective January 1, 2014, the following disclosure is added above the row relating to the BofA Merrill Lynch Global High Yield Constrained (USD Hedged) Index in the Average Annual Total Returns table in the “Performance Information” section of the PIMCO High Yield Spectrum Fund’s Fund Summary in the Prospectus:

	1 Year	Since Inception (09/15/2010)
BofA/Merrill Lynch Developed Markets High Yield Constrained (USD Hedged) Index (reflects no deductions for fees, expenses or taxes)	18.12%	10.94%

Investors Should Retain This Supplement for Future Reference

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